Pensions And Other Postretirement Benefits (Estimated Future Benefit Payments Expected To Be Paid) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013
Defined Pension Benefits [Member] | Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 6
2015	7
2016	5
2017	5
2018	6
2019-2023	27
Defined Pension Benefits [Member] | Non-Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	2
2015	3
2016	3
2017	3
2018	4
2019-2023	27
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	6
2015	6
2016	6
2017	5
2018	5
2019-2023	$ 29